ACQUISITIONS (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS [Abstract]
Indemnification asset	371,000
Intangible assets with definite lives	9,850,000
Goodwill	16,350,334
Total purchase consideration	26,571,334
Contingent purchase consideration	19,300,000
Contingent purchase consideration, amount paid	6,000,000
Second maximum contingent consideration	9,000,000
Contingent purchase consideration, present current value	6,900,334